Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Share Capital	Additional paid-in capital	Share-based compensation	Treasury Shares	Retained earnings	Total
Equity at beginning of period at Dec. 31, 2020	R$ 6	R$ 1,020,541	R$ 1,515		R$ (44,114)	R$ 977,948
Profit for the year					70,648	70,648
Capital contributions		9,722				9,722
Issue of shares to employees		529	(529)
Value of employee services			7,810			7,810
Equity at end of period at Dec. 31, 2021	6	1,030,792	8,796		26,534	1,066,128
Profit for the year					93,320	93,320
Capital contributions		428,375				428,375
Issue of shares to employees		21,853	(21,853)
Value of employee services			26,020			26,020
Issuance of shares for business combination	2	560,544				560,546
Equity at end of period at Dec. 31, 2022	8	2,041,564	12,963		119,854	2,174,389
Profit for the year					108,792	108,792
Capital contributions		10,396				10,396
Issue of shares to employees		6,144	(6,144)
Value of employee services			7,275			7,275
Treasury Shares				R$ (16,144)		(16,144)
Equity at end of period at Dec. 31, 2023	R$ 8	R$ 2,058,104	R$ 14,094	R$ (16,144)	R$ 228,646	R$ 2,284,708